Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments [Abstract]
Schedule of Derivative Instruments

The following table summarizes the notional and fair value of the Company’s derivative and hedging instruments at September 30, 2015. The notional value is an indication of the extent of the Company’s involvement in this instrument at that time, but does not represent exposure to credit, interest rate or market risks:

	Benchmark Rate	Notional Value		Strike Rate	Effective Date	Expiration Date	Carrying Value
Assets of Non-VIEs:
Interest Rate Swap	1 mo. USD-LIBOR-BBA	15,559	USD	4.55%	12/19/13	12/19/20	$(858)
Interest Rate Swap	1 mo. USD-LIBOR-BBA	200,000	USD	1.82%	09/09/14	06/09/19	(5,579)
Net Investment Hedge in Gramercy European Property Fund	EUR-USD exchange rate	9,000	Euros	N/A	09/28/15	N/A	10,059
Total							$3,622

The following table summarizes the notional and fair value of the Company’s derivative financial instruments at December 31, 2014. The notional value is an indication of the extent of the Company’s involvement in this instrument at that time, but does not represent exposure to credit, interest rate or market risks:

	Benchmark	Notional	Strike	Effective	Expiration	Fair
	Rate	Value	Rate	Date	Date	Value
Assets of Non-VIEs:
Interest Rate Swap	1 mo. USD-LIBOR-BBA	$15,782	4.55%	12/19/13	12/19/20	$(620)
Interest Rate Swap	1 mo. USD-LIBOR-BBA	200,000	1.82%	09/09/14	06/09/19	(2,569)
Total derivatives		$215,782				$(3,189)